Organization and principal activities	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Organization and principal activities
1.	Organization and principal activities

(a)	History and organization

UCLOUDLINK GROUP INC. (the “Company”) was incorporated in the Cayman Islands on 25 August 2014 as an exempted company with limited liability under the Companies Law, Cap. 22 (Law 3 of 1961, as consolidated and revised) of the Cayman Islands. The Company through its consolidated subsidiaries is principally engaged in the provision of data connectivity services and sales of Wi-Fi terminals and data related products to enable personal and enterprise users to access mobile internet in more than 100 countries and areas. Due to the legal restrictions of the People’s Republic of China (the “PRC”) on foreign ownership and investment in such business, the Company conducts its primary business operations in the PRC through its subsidiaries.

(b)	Principal subsidiaries

As of June 30, 2022, the details of the Company’s principal subsidiaries were as follows:

Entity	Place of incorporation	Date of incorporation	Relationship	% of direct or indirect economic ownership	Principal activities
UCLOUDLINK (HK) LIMITED	Hong Kong	2 September 2014	Subsidiary	100%	Holding company
HONG KONG UCLOUDLINK NETWORK TECHNOLOGY LIMITED	Hong Kong	25 October 2010	Subsidiary	100%	Holding company, information technology services and sales of terminals and data related products
Shenzhen Ucloudlink Technology Limited	PRC	9 July 2015	Subsidiary	100%	Technology research and development
Shenzhen uCloudlink Co., Ltd.	PRC	7 June 2018	Subsidiary	100%	Hardware exportation
Beijing uCloudlink Technology Co., Ltd. (“Beijing uCloudlink”)	PRC	29 January 2015	Subsidiary	100%	Holding company
UCLOUDLINK (SINGAPORE) PTE.LTD	Singapore	15 May 2017	Subsidiary	100%	Sales and marketing
UCLOUDLINK (UK) CO. LTD	UK	13 October 2014	Subsidiary	100%	Sales and marketing
Ucloudlink (America), Ltd.	USA	1 August 2016	Subsidiary	100%	Sales and marketing
UCLOUDLINK SDN.BHD	Malaysia	24 August 2017	Subsidiary	100%	Sales and marketing
uCloudlink Japan Co., Ltd.	Japan	7 March 2018	Subsidiary	100%	Sales and marketing
Shenzhen uCloudlink Network Technology Co., Ltd. (“Shenzhen uCloudlink”)	PRC	14 August 2014	Subsidiary	100%	Information technology services and sales of terminals and data related products
Beijing uCloudlink New Technology Co., Ltd. (“Beijing Technology”)	PRC	15 November 2014	Subsidiary	100%	Information technology services and sales of terminals and data related products
PT UCLOUDLINK TECHNOLOGIES PMA	Indonesia	27 September 2018	Subsidiary	100%	Sales and marketing
UCLOUDLINK UK LIMITED	UK	24 February 2021	Subsidiary	100%	Sales and marketing
Shenzhen Yulian Cloud Technology Co., Ltd.	PRC	22 February 2022	Subsidiary	100%	Sales and marketing

(c)	Former Variable Interest Entities

Before March 17, 2022, the Company entered into certain exclusive technical services agreements with certain PRC domestic companies, which entitle it to receive a majority of their residual returns and make it obligatory for the Company to absorb a majority of the risk of losses from their activities. In addition, the Company entered into certain agreements with the equity holders of these PRC domestic companies, including loan agreements that require them to contribute registered capital to those PRC domestic companies, exclusive call option agreements to acquire the equity interests in these companies when permitted by the PRC laws, rules and regulations, equity pledge agreements of the equity interests held by those equity holders, and proxy agreements that irrevocably authorize individuals designated by the Company to exercise the equity owner’s rights over these PRC domestic companies.

On March 17, 2022, Beijing uCloudlink, the former VIEs, the nominee shareholders of the former VIEs and the spouses of the shareholders of Beijing Technology entered into termination agreements respectively, to terminate these contractual arrangements. Beijing uCloudlink issued a confirmation letter to designate Shenzhen Ucloudlink Technology Limited, to exercise the exclusive option right to purchase all equity interests of Beijing Technology from its shareholders according to the above-mentioned option agreement. Accordingly, Shenzhen Technology entered into an equity interest transfer agreement with the shareholders of Beijing Technology, and was registered as the sole shareholder of Beijing Technology since March 17, 2022. All contractual arrangements were terminated since then.

(d)	Initial Public Offering

On June 10, 2020, the Company completed its IPO on the Nasdaq Global Market. In the offering, 2,010,000 ADSs, representing 20,100,000 Class A ordinary shares, were issued and sold to the public at a price of US$18 per ADS. The net proceeds to the Company from the IPO, after deducting commissions and offering expenses, were approximately US$27.6 million.

Immediately prior to the completion of the IPO, the Company completed the redesignation on a one-for-one basis of: (i) 122,072,980 ordinary shares beneficially owned by Mr. Chaohui Chen and Mr. Zhiping Peng into Class B ordinary shares, (ii) all of the remaining ordinary shares into Class A ordinary shares, (iii) the automatic conversion and the redesignation of all of the remaining issued and outstanding preferred shares on a one-for-one basis into Class A ordinary shares.

In respect of all matters subject to shareholders’ vote, each holder of Class A ordinary share is entitled to one and each holder of Class B ordinary share is entitled to fifteen votes.